BENEFIT PLANS	12 Months Ended
Dec. 31, 2013
BENEFIT PLANS

8 . BENEFIT PLANS

Eligible employees of CEP participate in an employment savings plan. Matching contributions made by us were approximately $0.3 million and $0.5 million years ended December 31, 2013 and 2012, respectively.